EXPLORATION AND EVALUATION EXPENSES AND COST RECOVERIES (Details Narrative) - CAD ($)		1 Months Ended								12 Months Ended
	May 11, 2021	Nov. 22, 2022	Oct. 21, 2022	May 16, 2022	Mar. 31, 2020	Nov. 30, 2019	Jan. 31, 2019	Oct. 31, 2018	Nov. 30, 2016	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2019
IKE District [Member]
Statement [Line Items]
Royalty interest										1.00%
Royalty obligation										$ 5,000,000
Joy District [Member]
Statement [Line Items]
Common shares issue								5,277,778
IKE Property Mineral [Member]
Statement [Line Items]
Royalty interest										1.00%
Royalty amount payment										$ 4,000,000
Royalty obligation										$ 2,000,000
Additional royalty interest										2.00%
Common shares issue										500,000
Advance royalty payments										$ 50,000
Granite Property Mineral [Member]
Statement [Line Items]
Royalty interest										2.00%
Royalty amount payment										$ 1,500,000
Royalty obligation										$ 2,000,000
Additional royalty interest										2.50%
Joy Property Mineral [Member]
Statement [Line Items]
Owenership percentage									100.00%
Direct acquisition costs									$ 335,299
Gold Fields Toodoggone Exploration Corporation [Member]
Statement [Line Items]
Common shares issue							300,000					5,000,000
Percentage of property purchase										100.00%
Cash payments							$ 100,000	$ 1,000,000
Description of retains profits interest										GFTEC retains a 2.5% net profits interest (“NPI”) royalty on mineral claims comprising approximately 96% of the PINE Property, which are subject to a NSR royalty payable to a former owner (“Underlying NSR”) and a 1% NSR royalty on the balance of the claims that are not subject to the Underlying NSR royalty. The NPI royalty can be reduced to 1.25% at any time through the payment to GFTEC of $2.5 million in cash or shares
Cascadero Copper Corporation [Member]
Statement [Line Items]
Dividend yield								100.00%
PINE Property [Member]
Statement [Line Items]
Dividend yield								49.00%
Percentage of property purchase												51.00%
Paula Property[Member]
Statement [Line Items]
Royalty interest						1.00%
Percentage of property purchase						100.00%
Cash payments						$ 500,000
JOY District Agreement with Freeport [Member]
Statement [Line Items]
Owenership percentage	70.00%
Initial interest	60.00%
Required fund	$ 35,000,000
Work expenditures term	5 years
Earning description	Upon Freeport earning such 60% interest, it can elect, in its sole discretion, to earn an additional 10% interest, for a total 70% interest by sole funding a further $75 million within the following five years
Project costs										$ 10,414,213
Earned fee										792,651
Duke Property Mineral [Member] | Duke District [Member]
Statement [Line Items]
Royalty interest		70.00%
Exploration and development expenditures										30,000,000	$ 5,000,000
Owenership percentage									100.00%
Acquisition costs									$ 168,996
Additional add on exploration and development expenditures										$ 60,000,000
Description about exploration and development expenditures										a minimum rate of $10 million per year over the ensuing six years
Cost recovery expenditure										$ 4,359,581,000,000
Rvenue from project										$ 361,919
Other Property Transactions [Member]
Statement [Line Items]
Expected life										4 years 11 months 23 days
Expected volatility										139.00%
Dividend yield										0.00%
Risk free-interest rate										0.38%
Received non refundable payment from option					$ 200,000
Exploration and development expenditures			$ 4,200,000
Owenership percentage				100.00%
Description of consideration comprising										the Company received $300,000 in cash from IMC and 5.5 million common shares and 5.5 million warrants of Carlyle as consideration. The 5.5 million common shares were measured at $907,500 based on the fair market value of $0.165 per share on the Closing Date. The 5.5 million warrants were measured at $727,000 using the Black-Scholes option pricing model
Description of post consolidated warrants										As Carlyle consolidated its common shares on a basis of 10 to 1 on September 1, 2022, the 550,000 post-consolidated warrants are exercisable at $5 per warrant until December 8, 2025
Description of minerals claims option agreement				subject to a 2% NSR royalty in the event of commercial production on the property, payable until $10,000,000 has been paid after which the NSR royalty reduces to 0.5%
Payment for commercial production				$ 100,000
Payment for commercial production to subsequent year										shall pay $100,000 on or before May 31, 2023 and each year thereafter to, and including, May 31, 2031 until an aggregate of $1,000,000 has been paid to optionor